Investments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments and Fair Value Measurements [Abstract]
Investments and Fair Value Measurements

6. Investments and Fair Value Measurements

The fair value framework under the FASB’s guidance requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities.  Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, generally would require significant management judgment.  The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities;
●
Level 2:  Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

The following table summarizes those assets and liabilities as of September 30, 2012 and December 31, 2011:

	September 30, 2012
	(Unaudited)				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities (1)	$500,071	$—	$—	$500,071	$—	$—	$—	$—
Certificates of deposit	500,000	—	—	500,000	—	—	—	—
Total cash equivalents	$1,000,071	$—	$—	$1,000,071	$—	$—	$—	$—
Short-term investments:
U.S. government securities (2)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000

(1) Includes amortization premium paid of $1,099 as of September 30, 2012.
(2) Includes amortization premium paid of $8,733 as of December 31, 2011.

Interest earned on debt securities is recorded to “Interest income, net” on the Consolidated Statement of Operations.  The Company is classifying these short-term investments as held-to-maturity and has recorded them at amortized cost.  The gross unrecognized holding gains and losses for the nine months ended September 30, 2012 were not material.  The following table summarizes the amortized cost, fair value and weighted average yield of marketable securities and certificates of deposit as of September 30, 2012 (unaudited):

Security Type	Remaining Maturity	Consolidated Balance Sheet Classification	Amortized Cost	Fair Value	Yield
Government securities	31 Days	Cash and cash equivalents	$500,071	$500,095	0.37%
Certificates of deposit	89 Days	Cash and cash equivalents	500,000	500,088	0.52%
		Total	$1,000,071	$1,000,183

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company used a custom model developed with the assistance of an independent third-party valuation expert.  This model, at each measurement date, calculated the fair value of the warrant liability using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in the aforementioned custom model to estimate the fair value of the warrant liability at September 30, 2012 and December 31, 2011:

	September 30,	December 31,
	2012	2011
	(Unaudited)
Stock price	$1.11	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.3	4.1
Volatility	192.2%	215.5%
Adjusted volatility	125.8%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%

$578,463

NOTE 4	INVESTMENTS IN MARKETABLE SECURITIES AND FAIR VALUE

ASC 820 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  Under GAAP, fair value of such securities is determined based upon a hierarchy that prioritizes the inputs to valuation techniques used to measure fair values into three broad levels.

The fair value of the Company's financial assets and liabilities reflects the Company's estimate of amounts that it would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from sources independent from the Company) and to minimize the use of unobservable inputs (the Company's assumptions about how market participants would price assets and liabilities).

The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company's assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table summarizes those assets and liabilities as of December 31, 2011:
	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Quoted Prices in Inactive Markets for Identical Assets	Level 3: Significant Unobservable Inputs	Total at December 31, 2011

Government securities	$3,514,938	$-	$-	$3,514,938
Less: amortization premium paid	(8,733)			(8,733)
Total government securities	$3,506,205	$-	$-	$3,506,205

Certificates of deposit	$2,975,000	$-	$-	$2,975,000

Warrant liability	$-	$-	$937,000	$937,000

As of December 31, 2011, the Company invested in marketable securities, which consisted solely of government securities, and are classified as held-to-maturity and carried at amortized cost. The following table summarizes the amortized cost, fair value and weighted-average yield of securities.

	As of December 31, 2011
	Cost	Fair Value	Yield
U.S. Government Securities
Due within one year	$3,506,205	$3,507,640	0.60%
	-	-	-
	$3,506,205	$3,507,640

As of December 31, 2011, the Company invested in time deposits.  The following table summarizes the balances outstanding, fair value and weighted average yield for time deposits.

	As of December 31, 2011
	Cost	Fair Value	Yield
Certificates of Deposit
Due within one year	$2,975,000	$2,972,569	0.33%
	-	-	-
	$2,975,000	$2,972,569

The Company issued common stock warrants in January 2011 in conjunction with an equity financing.  In accordance with ASC 480, the fair value of these warrants is classified as a liability on the Company’s Consolidated Balance Sheets because, according to the warrants' terms, a fundamental transaction could give rise to an obligation of the Company to pay cash to its warrant holders.  Corresponding changes in the fair value of the warrants are recognized in earnings on the Company’s Consolidated Statements of Operations in each subsequent period.

The Company’s warrant liability is carried at fair value and was classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs.  In order to calculate fair value, the Company used a custom model developed with the assistance of an independent third-party valuation expert.  This model, at each measurement date, calculated the fair value of the warrant liability using a Monte-Carlo style simulation, as the value of certain features of the warrant liability would not be captured by the standard Black-Scholes model.

The following table summarizes the values of certain assumptions used in the aforementioned custom model to estimate the fair value of the warrant liability at December 31, 2011:

December 31,
2011

Stock price	$0.65
Strike price	$2.50
Remaining contractual term (years)	4.1
Volatility	215.5%
Adjusted volatility	125.5%
Risk-free rate	0.6%
Dividend yield	0.0%

For the purposes of determining fair value, the Company used “adjusted volatility” in favor of “historical volatility” in its Monte-Carlo simulations.  We calculated the historical realized volatility of the Company using logs of the weekly stock prices over a look-back period corresponding to the remaining contractual term of the Warrants as of each Valuation Date. Due to the lack of marketability of these instruments, management translated a 10% incremental discount rate premium into reduced volatility (“volatility haircut”), to calculate the adjusted historical volatility as of each valuation date.

Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs indicates that “in the absence of a Level 1 input, a reporting entity should apply premiums or discounts when market participants would do so when pricing the asset or liability”.